Held-For-Sale Assets And Discontinued Operations - Additional Information (Detail) - PT Portugal SGPS, S.A. ("PT Portugal") € in Millions	Jun. 02, 2015 EUR (€)
Assets Held for Sale and Discontinued Operations [Line Items]
Cash received from sale of stake	€ 4,920
Consideration received from sale of stake	5,789
Provision for payment of earn-out	500
Euro Denominated Debt
Assets Held for Sale and Discontinued Operations [Line Items]
Amount allocated to settle Euro dominated debt	€ 869